LONG-TERM OPERATING COMMITMENTS - Sale of Energy (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
2021
Sale of energy
Total	R$ 8,661,462
2021 | Amazonas GT
Sale of energy
Total	729,016
2021 | CGTEE
Sale of energy
Total	738,482
2021 | CHESF
Sale of energy
Total	783,354
2021 | Eletronorte
Sale of energy
Total	4,846
2021 | Eletronuclear
Sale of energy
Total	3,726,446
2021 | ELETROSUL
Sale of energy
Total	424,258
2021 | FURNAS
Sale of energy
Total	2,255,060
2022
Sale of energy
Total	8,652,301
2022 | Amazonas GT
Sale of energy
Total	752,748
2022 | CGTEE
Sale of energy
Total	738,196
2022 | CHESF
Sale of energy
Total	729,683
2022 | Eletronorte
Sale of energy
Total	5,013
2022 | Eletronuclear
Sale of energy
Total	3,726,446
2022 | ELETROSUL
Sale of energy
Total	424,258
2022 | FURNAS
Sale of energy
Total	2,275,957
2023
Sale of energy
Total	8,704,997
2023 | Amazonas GT
Sale of energy
Total	800,213
2023 | CGTEE
Sale of energy
Total	735,858
2023 | CHESF
Sale of energy
Total	729,683
2023 | Eletronorte
Sale of energy
Total	5,178
2023 | Eletronuclear
Sale of energy
Total	3,726,446
2023 | ELETROSUL
Sale of energy
Total	424,347
2023 | FURNAS
Sale of energy
Total	2,283,272
2024
Sale of energy
Total	8,499,961
2024 | Amazonas GT
Sale of energy
Total	826,202
2024 | CGTEE
Sale of energy
Total	500,472
2024 | CHESF
Sale of energy
Total	729,635
2024 | Eletronorte
Sale of energy
Total	5,178
2024 | Eletronuclear
Sale of energy
Total	3,726,446
2024 | ELETROSUL
Sale of energy
Total	425,332
2024 | FURNAS
Sale of energy
Total	2,286,696
2025
Sale of energy
Total	8,486,467
2025 | Amazonas GT
Sale of energy
Total	858,708
2025 | CGTEE
Sale of energy
Total	456,397
2025 | CHESF
Sale of energy
Total	729,635
2025 | Eletronorte
Sale of energy
Total	5,178
2025 | Eletronuclear
Sale of energy
Total	3,726,446
2025 | ELETROSUL
Sale of energy
Total	424,240
2025 | FURNAS
Sale of energy
Total	2,285,863
After 2025
Sale of energy
Total	47,367,843
After 2025 | Amazonas GT
Sale of energy
Total	2,600,806
After 2025 | CHESF
Sale of energy
Total	6,331,603
After 2025 | Eletronorte
Sale of energy
Total	142,011
After 2025 | ELETROSUL
Sale of energy
Total	5,746,748
After 2025 | FURNAS
Sale of energy
Total	R$ 32,546,675